Condensed Statement of Comprehensive Income (Deutsche Bank Parent) (Detail) - Deutsche Bank AG (Parent) [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Statement of Comprehensive Income (Deutsche Bank Parent) [Line Items]
Net income (loss) attributable to Deutsche Bank shareholders and additional equity components	€ 2,875	€ 1,191	€ 636
Other comprehensive income (loss), net of tax	102	(2,486)	360
Total comprehensive income (loss), net of tax	€ 2,977	€ (1,295)	€ 996